Investments in Associates and Joint Ventures - Summary of Carrying Value (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	$ 18,114	$ 118,845
Additions		1,775
Disposition / reclassification	(17,553)	(15,645)
Share of net income (loss)	(509)	(11,534)
Impairment		(75,035)
OCI FX and share of OCI income (loss)	237	(292)
Carrying value of investment, ending balance	289	18,114
Cann Group
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	16,917	57,017
Additions		0
Disposition / reclassification	(16,968)	0
Share of net income (loss)	(226)	(2,930)
Impairment		(37,213)
OCI FX and share of OCI income (loss)	277	43
Carrying value of investment, ending balance	0	16,917
Alcanna
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	0	50,950
Additions		0
Disposition / reclassification	0	(15,645)
Share of net income (loss)	0	(7,174)
Impairment		(27,748)
OCI FX and share of OCI income (loss)	0	(383)
Carrying value of investment, ending balance	0	0
CTT Pharmaceutical Holdings
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	381	1,025
Additions		0
Disposition / reclassification	0	0
Share of net income (loss)	(52)	(58)
Impairment		(633)
OCI FX and share of OCI income (loss)	(40)	47
Carrying value of investment, ending balance	289	381
Capcium
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	0	9,853
Additions		0
Disposition / reclassification	0	0
Share of net income (loss)	0	(840)
Impairment		(9,013)
OCI FX and share of OCI income (loss)	0	0
Carrying value of investment, ending balance	0	0
Choom
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of investment, beginning balance	816	0
Additions		1,775
Disposition / reclassification	(585)	0
Share of net income (loss)	(231)	(532)
Impairment		(428)
OCI FX and share of OCI income (loss)	0	1
Carrying value of investment, ending balance	$ 0	$ 816